RELATED PARTY TRANSACTIONS	12 Months Ended
Sep. 30, 2016
Notes to Financial Statements
NOTE 14. RELATED PARTY TRANSACTIONS

The Company sourced some of its funding from its CEO and director - Mr. Lee, CEO and Dr. Ford Moore. Interest accrued on all loans outstanding to Mr. Lee and Dr. Moore totaled $53,043 as of September 30, 2016. The total loan amounts including accrued interest owing to Mr. Lee as and Dr. Moore of September 30, 2016, 2015, and 2014 were $346,335, $171,500, and $89,564, and owing to Dr. Moore as of September 30, 2016 were $115,180. Account payables owing to Mr. Lee as of September 2016, 2015 and 2014 were $414,615, $318,675 and $210,139. Account payables owing to shareholders as of September 2016, 2015 and 2014 were $160,714, $129,514 and $125,516.